Financial Instruments - Schedule of Fair Values of the Other Financial Liabilities (Details) € in Thousands	6 Months Ended
Jun. 30, 2026 EUR (€)
Carrying amount [Member]
Schedule of Fair Values of the Other Financial Liabilities [Line Items]
Carrying amount, Debentures	€ 212,963
Carrying amount, Loans from banks and others (including current maturities)	411,101
Carrying amount, Total	€ 624,064
Valuation techniques for determining fair value [Member]
Schedule of Fair Values of the Other Financial Liabilities [Line Items]
Inputs used to determine fair value, Loans from banks and others (including current maturities)	Market price
Valuation techniques for determining fair value, Loans from banks and others (including current maturities)	Discounting future cash flows by the market interest rate on the date of measurement.
Inputs used to determine fair value, Loans from banks and others (including current maturities)	Discount rate of Euribor+ 2%-2.5% with a zero floor; Euribor+ 5.27%; fixed rate for several years 3.1%-6% Linkage to Euribor; 2.75%-4.78% and 7% Linkage to Consumer price index in Israel; floating interest rate based on the USA Bank Rate minus a spread of 0.75%; floating interest rate based on the Bank of Israel Rate plus a spread of 4.35%; fixed rate of 2.58%-5.5%
Level 1 [Member]
Schedule of Fair Values of the Other Financial Liabilities [Line Items]
Carrying amount, Debentures	€ 218,907
Carrying amount, Loans from banks and others (including current maturities)
Carrying amount, Total	218,907
Level 2 [Member]
Schedule of Fair Values of the Other Financial Liabilities [Line Items]
Carrying amount, Debentures
Carrying amount, Loans from banks and others (including current maturities)	346,956
Carrying amount, Total	346,956
Level 3 [Member]
Schedule of Fair Values of the Other Financial Liabilities [Line Items]
Carrying amount, Debentures
Carrying amount, Loans from banks and others (including current maturities)
Carrying amount, Total